Earnings per Share	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share

Certain of our restricted stock awards are considered participating securities as they receive non-forfeitable rights to dividends at the same rate as common stock. As participating securities, we include these instruments in the earnings allocation in computing earnings per share under the two-class method described in ASC 260 “Earnings per Share.” The following table sets forth the computation of basic and diluted earnings per share under the two-class method (in millions, except per share data):

	September 30,
	2013	2012	2011
Basic earnings per share:
Numerator:
Net income attributable to Rock-Tenn Company shareholders	$727.3	$249.1	$141.1
Less: Distributed and undistributed income available to participating securities	(0.2)	(0.8)	(1.4)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders	$727.1	$248.3	$139.7
Denominator:
Basic weighted average shares outstanding	72.0	71.2	49.7
Basic earnings per share attributable to Rock-Tenn Company shareholders	$10.10	$3.49	$2.81

Diluted earnings per share:
Numerator:
Net income attributable to Rock-Tenn Company shareholders	$727.3	$249.1	$141.1
Less: Distributed and undistributed income available to participating securities	(0.2)	(0.7)	(1.4)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders	$727.1	$248.4	$139.7
Denominator:
Basic weighted average shares outstanding	72.0	71.2	49.7
Effect of dilutive stock options and non-participating securities	1.1	0.9	0.8
Diluted weighted average shares outstanding	73.1	72.1	50.5
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$9.95	$3.45	$2.77

Weighted average shares includes 0.2 million and 0.7 million of reserved, but unissued shares at September 30, 2013 and 2012. These reserved shares will be distributed as claims are liquidated or resolved in accordance with the resolution of Smurfit-Stone bankruptcy claims.

Options to purchase 0.1 million, 0.3 million and 0.1 million shares of Common Stock in fiscal 2013, 2012 and 2011, respectively, were not included in the computation of diluted earnings per share attributable to Rock-Tenn Company shareholders because the effect of including the options in the computation would have been antidilutive. The dilutive impact of the remaining options outstanding in each year was included in the effect of dilutive securities.